Summary of Each Mortgage (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	$ 92,284		$ 92,413
Current Interest Rate	3.70%		3.80%
Crestmont Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	6,717		6,750
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 01, 2021		May 01, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 01, 2013		May 01, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Cumberland Glen Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	6,867		6,900
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 01, 2021		May 01, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 01, 2013		May 01, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Copper Mill Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	7,314		7,350
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 01, 2021		May 01, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 01, 2013		May 01, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Heritage Trace Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	5,473		5,500
Current Interest Rate	5.70%	[1]	5.70%
Maturity Date	May 01, 2021		May 01, 2021
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	May 01, 2013		May 01, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schedule
Belle Creek Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	10,575		10,575
Current Interest Rate	2.40%	[2]	2.50%
Maturity Date	Apr. 28, 2021		Apr. 28, 2021
Interest Terms			Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only
Fixed rate of interest			2.50%
Debt Instrument Basis Spread On Variable Rate	2.25%		2.25%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR		30-day LIBOR
Tresa At Arrowhead
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	27,500		27,500
Current Interest Rate	2.40%	[2]	2.50%
Maturity Date	Apr. 28, 2021		Apr. 28, 2021
Interest Terms			Fixed rate of interest at 2.5% for the first two years with a floating rate thereafter at 225 basis points over 30-day LIBOR. Interest only.
Fixed rate of interest			2.50%
Debt Instrument Basis Spread On Variable Rate	2.25%		2.25%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR		30-day LIBOR
Runaway Bay Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	10,238		10,238
Current Interest Rate	3.60%	[3]	3.60%
Maturity Date	Nov. 01, 2022		Nov. 01, 2022
Interest Terms			Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	Dec. 01, 2013		Dec. 01, 2013
Amortization schedule	30-year amortization schedule		30-year amortization schdule
Centrepoint Apartments
Mortgage Loans on Real Estate [Line Items]
Outstanding Principal	$ 17,600		$ 17,600
Current Interest Rate	3.70%	[4]	3.70%
Maturity Date	Jan. 01, 2019		Jan. 01, 2019
Interest Terms			Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.
Interest payment period	Monthly		Monthly
Principal date	Feb. 01, 2015		Feb. 01, 2015
Amortization schedule	30-year amortization schedule		30-year amortization schedule

[1]	Fixed rate. Interest only payments are due monthly. Beginning May 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
[2]	Floating rate at 225 basis points over 30-day LIBOR. As of September 30, 2013, 30-day LIBOR was 0.18%. Interest only payments are due monthly.
[3]	Fixed Rate. Interest only payments are due monthly. Beginning December 1, 2013, principal and interest payments are required based on a 30-year amortization schedule.
[4]	Fixed rate. Interest only payments are due monthly. Beginning February 1, 2015, principal and interest payments are required based on a 30-year amortization schedule.